As filed with the Securities and Exchange Commission on August 24, 2012

Securities Act File No. 033-24962

Investment Company Act File No. 811-05186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

                                                           Post-Effective Amendment No. 104                                                         ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

                                                                         Amendment No. 105                                                                   ☒

ADVANCED SERIES TRUST

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	( ) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on ( ) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485.
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of August, 2012.

ADVANCED SERIES TRUST

/s/ Robert F. O’Donnell

*Robert F. O’Donnell

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Robert F. O’Donnell*	Trustee and President, Principal Executive Officer
Robert F. O’Donnell

/s/ Saul K. Fenster *	Trustee
Saul K. Fenster

/s/ Timothy Cronin*	Trustee
Timothy Cronin

/s/ Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

/s/ Robert F. Gunia*	Trustee
Robert F. Gunia

/s/ W. Scott McDonald, Jr.*	Trustee
W. Scott McDonald, Jr.

/s/ Thomas T. Mooney *	Trustee
Thomas T. Mooney

/s/ Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

/s/ F. Don Schwartz*	Trustee
F. Don Schwartz

/s/ Susan D. Austin*	Trustee
Susan D. Austin

/s/ Grace C. Torres*	Treasurer, Principal Financial and Accounting Officer
Grace C. Torres

*By: /s/ Amanda Ryan	Attorney-in-Fact	August 24, 2012
Amanda Ryan

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O’Hara, Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Timothy S. Cronin
Timothy S. Cronin

/s/ Susan Davenport Austin
Susan Davenport Austin

/s/ Saul K. Fenster
Saul K. Fenster

/s/ Delayne Dedrick Gold
Delayne Dedrick Gold

/s/ Robert F. Gunia
Robert F. Gunia

/s/ W. Scott McDonald, Jr.
W. Scott McDonald, Jr.

/s/ Thomas T. Mooney
Thomas T. Mooney

/s/ Thomas M. O’Brien
Thomas M. O’Brien

/s/ Robert F. O’Donnell
Robert F. O’Donnell

/s/ F. Don Schwartz
F. Don Schwartz

/s/ Grace C. Torres
Grace C. Torres

Dated: June 14, 2012

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase